INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill
Intangible assets other than goodwill	$ 1,179	$ 1,188
Acquisitions	9	67
Disposals	0	2
Amortization	(12)	(17)
Foreign currency translation	36	(58)
Reclassification to assets held for sale and other	(50)	(3)
Intangible assets other than goodwill	$ 1,162	$ 1,179